Goodwill - Schedule of changes in the carrying amount of goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	¥ 576,989
Goodwill acquired in business combinations			¥ 576,989
Impairment loss	(152,890)
Ending balance	¥ 424,099	$ 58,101	¥ 576,989